Geographical Information - Schedule of Revenues and Property and Equipment (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		¥ 806,877	$ 110,541	¥ 669,503	¥ 884,066
PRC
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		346,808	47,512	343,119	391,652
Property and equipment, net		46,239		44,676		$ 6,334
Overseas
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	[1]	460,069	63,029	326,384	492,414
Property and equipment, net		5,325		9,208		$ 730
Hong Kong
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		49,819	6,825	52,272	262,095
Japan
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		126,500	17,330	113,143	96,413
Rest of the world
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	[2]	¥ 283,750	$ 38,874	¥ 160,969	¥ 133,906

[1]	Overseas revenue refers to revenues generated by the Group’s operating legal entities incorporated outside mainland China or generated by our operating legal entities incorporated in mainland China but are attributable to customers located outside mainland China . Such revenues are primarily attributable to customers located outside China based on customers’ registered addresses.
[2]	No individual country or area, other than disclosed above, exceeded 10% of total revenues for the years ended December 31, 2022, 2023 and 2024, respectively.